Financial Instruments by Categories	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments by categories
6. Financial Instruments by categories
Financial Instruments as of December 31, 2023, by categories are as follows:

				(Unit: USD)
	As of December 31, 2023
Assets in Financial Position	Financial assets at amortized cost	Financial assets at fair value through profit and loss	Others	Total
Cash and cash equivalents	476,715	—	—	476,715
Trade receivables	4,176,766	—	—	4,176,766
Other current financial assets	73,284	—	—	73,284
Non-current financial assets	—	107,862	—	107,862
Lease deposits	186,573	—	—	186,573
Other deposits	—	—	—	—

Total	4,913,338	107,862	—	5,021,200

				(Unit: USD)
	As of December 31, 2023
Liabilities in Financial Position	Financial assets at amortized cost	Financial assets at fair value through profit and loss	Others	Total
Trade payables	6,220,562	—	—	6,220,562
Short-term borrowings	13,511,319	—	—	13,511,319
Convertible Bonds(*)	1,961,792	—	—	1,961,792
Current portion of long-term borrowings	1,620,136	—	—	1,620,136
Current portion of lease liabilities	165,294	—	—	165,294
Long-term borrowings	4,864,373	—	—	4,864,373
Derivative warrant liabilities	—	—	2,018,349	2,018,349
Long-term lease liabilities	13,943	—	—	13,943

Total	28,357,419	—	2,018,349	30,375,768

(*)
On March 23, 2023, the Company issued a convertible bond (“CB”) to Charm Savings Bank in an aggregate principal amount of $1,931,203, equivalent to KRW 2,500,000,000. The CB accrues interest at an annual rate of 10% and is due to mature on March 23, 2024.

On August 21, 2023, Charm Savings Bank and Bluming Innovation Co., Ltd (“Purchaser”) executed a convertible bond purchase agreement for the sale and transfer of a convertible bond with an aggregate principal amount of $1,931,203, equivalent to KRW 2,500,000,000 to the Purchaser. Joon Soo Jeon and Daesun, Inc. purchased CB from Bluming Innovation for amounts of $1,004,226, equivalent to KRW 1,300,000,000 and $926,977, equivalent to KRW 1,200,000,000 on February 19 and April 1, 2024, respectively. As the maturity extended, Joon Soo Jeon and Daesun, Inc. are in discussion with the Company to convert the CB into common shares of the Company.
Financial Instruments as of December 31, 2022, by categories are as follows:

				(Unit: USD)
	As of December 31, 2022
Assets in Financial Position	Financial assets at amortized cost	Financial assets at fair value through profit and loss	Others	Total
Cash and cash equivalents	196,627	—	—	196,627
Trade receivables	697,999	—	—	697,999
Other current financial assets	1,035,930	—	—	1,035,930
Non-current financial assets	—	107,890	—	107,890
Lease deposits	207,825	—	—	207,825
Other deposits	4,307,756	—	—	4,307,756

Total	6,446,137	107,890	—	6,554,027

				(Unit: USD)
	As of December 31, 2022
Liabilities in Financial Position	Financial assets at amortized cost	Financial assets at fair value through profit and loss	Others	Total
Trade payables	7,184,181	—	—	7,184,181
Short-term borrowings	11,863,506	—	—	11,863,506
Current portion of long-term borrowings	2,001,142	—	—	2,001,142
Current portion of lease liabilities	108,488	—	—	108,488
Long-term borrowings	4,741,358	—	—	4,741,358
Leasehold deposit received	69,836	—	—	69,836
Long-term lease liabilities	24,694	—	—	24,694

Total	25,993,205	—	—	25,993,205